CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Ordinary Shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	614,000	0
Common shares, shares outstanding		0
Class A Ordinary Shares Subject to Redemption
Temporary equity, shares outstanding	20,700,000	0
Temporary equity, redemption value per share	$ 10.00	$ 10.00
Class B Ordinary Shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	5,175,000	5,175,000
Common shares, shares outstanding	5,175,000	5,175,000
Class B Ordinary Shares | Over-allotment option
Maximum shares subject to forfeiture		675,000
Common stock subject to redemption
Temporary equity, shares outstanding	20,700,000